Note 17 - Consolidated Quarterly Financial Information (unaudited) (Details) $ in Thousands	3 Months Ended
Sep. 30, 2014 USD ($)
Quarterly Financial Information Disclosure [Abstract]
Allowance for Loan and Lease Losses, Adjustments, Other	$ (524)